Stock Options and Nonvested Shares (Details Textual) - USD ($)						1 Months Ended				12 Months Ended
	Nov. 08, 2016	Nov. 16, 2015	Jul. 01, 2015	Jul. 01, 2014	Jan. 02, 2014	May 31, 2016	Jun. 30, 2014	Nov. 30, 2010	Jul. 31, 2007	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses						$ 5,541				$ 5,575,877	$ 6,056,033	$ 4,698,953
Share based compensation period for recognition											1 year 4 months 24 days
Weighted average grant date fair value
CFO Shenzhen Shangtong [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses										$ 5,541	$ 10,200	6,584
Share based compensation period for recognition										3 years 6 months
Unrecongnized share based compensation expenses										$ 3,227
Fortune Zhengjin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses						2,787,475				$ 2,787,475	1,965,535	$ 560,187
Share based compensation period for recognition										3 years 6 months
Unrecongnized share based compensation expenses										$ 3,703,164
CFO Tahoe [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses						$ 399,927				$ 399,927	267,565
Share based compensation period for recognition										3 years 6 months
Unrecongnized share based compensation expenses										$ 400,693
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, granted										2,414,500
Share based compensation arrangement of vested in period										869,220
Restricted shares [Member] | CFO Shenzhen Shangtong [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service				5 years
Share based payment award percentage of net assets granted				10.00%
Share based compensation arrangement by percentage of shares granted				10.00%
Share based compensation arrangement by grants in period fair value				$ 28,965
Restricted shares [Member] | Fortune Zhengjin [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service			5 years	5 years		5 years
Share based payment award percentage of net assets granted			8.00%	10.00%		5.35%
Share based compensation arrangement by percentage of shares granted			8.00%	10.00%		5.35%
Share based compensation arrangement by grants in period fair value			$ 4,681,533	$ 2,464,455		$ 2,460,213
Restricted shares [Member] | CFO Tahoe [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation period for recognition			5 years
Share based payment award percentage of net assets granted			1.95%
Share based compensation arrangement by percentage of shares granted			1.95%
Share based compensation arrangement by grants in period fair value			$ 1,141,124
2007 Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses										$ 984,000	$ 1,476,000
Share based compensation arrangement of vested in period													8,658,048
Fair value of granted share											$ 0.82
2007 Equity incentive plan [Member] | Nonvested ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement of vested in period
Share based compensation arrangement grants in period									10,558,493
Fair value of restricted shares
Fair value of granted share
2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of ordinary shares authorized										11,000,000		5,000,000
Number of options, granted											120,000	1,960,000
Share based compensation intrinsic value											$ 1,159
Share based compensation arrangement vested in period, fair value										260,944	$ 496,560
Weighted average grant date fair value											$ 0.61	$ 0.63
Unrecongnized share based compensation expenses										$ 82,524
Recognized share-based compensation expenses											$ (187,485)
Share based compensation number of additional shares authorized											3,000,000
Share based compensation available for grant										4,332,100
2014 Stock incentive plan [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, granted												30,000
Share based compensation for rendering service												3 years
2014 Stock incentive plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses										$ 174,672	$ (187,485)	$ 148,451
Number of options, granted											120,000	1,930,000
Share based compensation for rendering service										3 years
2014 Stock incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses										$ 1,091,923	$ 898,903	$ 310,888
Share based compensation for rendering service	2 years											2 years
Share based compensation arrangement of vested in period										1,780,000
Share based compensation arrangement grants in period	200,000	3,800,000								200,885		1,780,000
Fair value of restricted shares		$ 0.742										$ 0.878
Recognized share-based compensation expenses										$ 1,204,685
2014 Stock incentive plan [Member] | Restricted shares [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses										(49,055)	754,354	$ 245,958
Share based compensation arrangement grants in period												1,150,000
2014 Stock incentive plan [Member] | Restricted shares [Member] | Consultant [Member] | Share-based Compensation award, Tranche one [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service												2 years
2014 Stock incentive plan [Member] | Restricted shares [Member] | Consultant [Member] | Share-based Compensation award, Tranche two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service												3 years
Share based compensation arrangement grants in period												50,000
Restricted Stock Issuance and Allocation Agreement of 2007 Plan [Member] | Nonvested ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period							3,000,000
Restricted Stock Issuance and Allocation Agreement of 2007 Plan [Member] | Nonvested ordinary shares [Member] | Not vested under 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period							1,900,445
2010 Equity incentive plan of Rifa Financial Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service								3 years
Share based compensation arrangement grants in period								1,500
Fair value of restricted shares								$ 1,188
Nonvested shares granted percentage								15.00%
Nonvested shares granted percentage of earnings								15.00%
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expenses										51,593	$ 546,465	$ 2,664,317
Number of ordinary shares authorized												30,688,488
Number of options, granted
Share based compensation intrinsic value										198,084	$ 1,881,129	$ 647,701
Share based compensation arrangement vested in period, fair value										1,500,901	2,067,037	3,080,628
2004 Stock incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation for rendering service					3 years
Unrecongnized share based compensation expenses										$ 2,343
Share based compensation arrangement grants in period					1,100,240
Fair value of restricted shares										$ 1.106
Recognized share-based compensation expenses										$ 129,801	$ 324,496	$ 762,568
2004 Stock incentive plan [Member] | Restricted shares [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation arrangement grants in period										330,085